Redeemable Convertible Preferred Shares - Summary Of Right Of Redeemable Convertible Preferred Shares (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of REDEEMABLE CONVERTIBLE PREFERRED SHARES [Line Items]
Preferred Stock, Liquidation Preference, Value	$ 0	$ 219,037
Series A Preferred Stock [Member]
Disclosure of REDEEMABLE CONVERTIBLE PREFERRED SHARES [Line Items]
Preferred Stock, Liquidation Preference, Value	0	34,609
SeriesB1PreferredStock [Member]
Disclosure of REDEEMABLE CONVERTIBLE PREFERRED SHARES [Line Items]
Preferred Stock, Liquidation Preference, Value	0	7,613
Series B2 Preferred Stock [Member]
Disclosure of REDEEMABLE CONVERTIBLE PREFERRED SHARES [Line Items]
Preferred Stock, Liquidation Preference, Value	0	19,029
Series C Preferred Stock [Member]
Disclosure of REDEEMABLE CONVERTIBLE PREFERRED SHARES [Line Items]
Preferred Stock, Liquidation Preference, Value	0	27,586
Series D Preferred Stock [Member]
Disclosure of REDEEMABLE CONVERTIBLE PREFERRED SHARES [Line Items]
Preferred Stock, Liquidation Preference, Value	0	77,806
Series E Preferred Stock [Member]
Disclosure of REDEEMABLE CONVERTIBLE PREFERRED SHARES [Line Items]
Preferred Stock, Liquidation Preference, Value	$ 0	$ 52,394